Stock Options (Details 2)	12 Months Ended
Oct. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number granted	605,000
Options [Member]
IfrsStatementLineItems [Line Items]
Number granted	300,000
Vesting terms	50% on one year anniversary of grant date, 50% on second anniversary of grant date
Options One [Member]
IfrsStatementLineItems [Line Items]
Number granted	100,000
Vesting terms	Fully vested on grant date
Options Two [Member]
IfrsStatementLineItems [Line Items]
Number granted	205,000
Vesting terms	Vest on one year anniversary of grant date